Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Defined Contribution Plan Disclosure [Line Items]
401(k) plan contributions	$ 580	$ 431
Match eligible contribution percentage, rate one	0.03
Match eligible contribution percentage, rate two	0.035
Match eligible contribution percentage, rate three	0.04
Maximum match eligible contribution percentage	4.00%
3% Employee Contribution
Defined Contribution Plan Disclosure [Line Items]
Employee contribution, percentage	3.00%
Minimum | Employee Contribution Between 3 and 4%
Defined Contribution Plan Disclosure [Line Items]
Employee contribution, percentage	3.00%
Minimum | Employee Contribution Between 4 and 5%
Defined Contribution Plan Disclosure [Line Items]
Employee contribution, percentage	4.00%
Maximum | Employee Contribution Between 3 and 4%
Defined Contribution Plan Disclosure [Line Items]
Employee contribution, percentage	4.00%
Maximum | Employee Contribution Between 4 and 5%
Defined Contribution Plan Disclosure [Line Items]
Employee contribution, percentage	5.00%